Note 11 - Derivative Financial Instruments (Details Textual)									2 Months Ended
	Oct. 04, 2024 USD ($)	Apr. 10, 2024 USD ($)	Mar. 07, 2024 USD ($)	Dec. 19, 2023 USD ($)	Oct. 06, 2023 USD ($)	Sep. 29, 2023 USD ($)	May 22, 2023 USD ($)	Dec. 22, 2022 USD ($)	Feb. 28, 2025 USD ($)
Put option 1 [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	12,000	12,000	12,000	12,000			28,000	16,672
Hedging instruments, protected, price	$ 2,600	$ 2,100	$ 2,050	$ 1,950			$ 1,900	$ 1,750
Put option 1 [member] | Purchase of put options to hedge [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged									43,439
Hedging instruments, protected, price									$ 2,600
Purchase option [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged					1,000	1,000
Hedging instruments, protected, price					$ 1,841	$ 1,875